Marketable Securities (Details) - Schedule of Fair Values of the Marketable Securities - CAD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Marketable Securities [Line Items]
Number of shares	2,125,000
Cost (in Shares)	804,270
Accumulated unrealized holding loss	$ (616,845)
Fair Value	$ 187,425
Shares in Battery Age Minerals Ltd [Member]
Marketable Securities [Line Items]
Number of shares		2,125,000
Cost (in Shares)		804,270
Accumulated unrealized holding loss		$ (66,899)
Fair Value		$ 737,371